July 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited)
Advent Convertible and Income Fund
| 1
a
a Shares Value
COMMON STOCKS - 7 .1%
Technology - 1 .8%
Seagate Technology Holdings plc
(a)
3,000 $ 2,568,390
Lumentum Holdings, Inc.*
,(a)
3,500 2,498,790
Micron Technology, Inc.
(a)
2,800 2,304,484
Marvell Technology, Inc.
(a)
10,000 1,875,600
Sandisk Corp.*
,(a)
1,500 1,822,245
Total Technology 11,069,509
Industrial - 1 .7%
Vertiv Holdings Co. — Class A
(a)
14,000 3,381,980
Honeywell International, Inc.
(a)
10,000 2,430,500
Eaton Corporate plc
(a)
5,000 2,076,000
Bloom Energy Corp. — Class A*
,(a)
10,000 2,058,100
Total Industrial 9,946,580
Communications - 1 .1%
Corning, Inc.
(a)
27,000 3,732,750
Amazon.com, Inc.*
,(a)
11,000 2,987,380
Total Communications 6,720,130
Financial - 0 .9%
Morgan Stanley
(a)
15,000 3,156,300
Citigroup, Inc.
(a)
15,000 1,986,750
Total Financial 5,143,050
Consumer, Cyclical - 0 .8%
Cummins, Inc.
(a)
4,000 2,536,800
Copa Holdings S.A. — Class A
(a)
15,000 2,118,300
Total Consumer, Cyclical 4,655,100
Consumer, Non-cyclical - 0 .4%
Stryker Corp.
(a)
7,000 2,279,900
Energy - 0 .4%
Devon Energy Corp.
(a)
50,000 2,256,500
Total Common Stocks
(Cost $41,850,215) 42,070,769
CONVERTIBLE PREFERRED STOCKS - 13 .4%
Technology - 3 .4%
Microchip Technology, Inc.
7.50% due 03/15/28
(a)
102,605 6,595,449
Oracle Corp.
6.50% due 01/15/29
(a)
151,966 6,364,336
Hewlett Packard Enterprise Co.
7.63% due 09/01/27
(a)
33,349 4,152,951
Super Micro Computer, Inc.
7.00% due 06/01/29
(a)
38,881 1,958,436
Strategy, Inc.
8.00%
(a)
14,100 839,796
Total Technology 19,910,968

July 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Advent Convertible and Income Fund
2 |
a
a Shares Value
CONVERTIBLE PREFERRED STOCKS - 13.4% (continued)
Communications - 3 .1%
Alphabet, Inc.
6.25% due 05/15/29
(a)
363,343 $ 18,230,771
Total Communications 18,230,771
Utilities - 2 .0%
NextEra Energy, Inc.
7.30% due 06/01/27
(a)
113,516 6,039,051
Southern Company
7.13% due 12/15/28
(a)
84,205 4,180,779
PG&E Corp.
6.00% due 12/01/27
(a)
39,876 1,691,141
Total Utilities 11,910,971
Industrial - 1 .8%
Boeing Co.
6.00% due 10/15/27
(a)
162,259 10,840,524
Financial - 1 .4%
Bank of America Corp.
7.25%
(a)
2,691 3,471,121
Wells Fargo & Co.
7.50%
(a)
2,077 2,462,574
KKR & Co., Inc.
6.25% due 03/01/28
(a)
43,941 1,906,600
Ares Management Corp.
6.75% due 10/01/27
(a)
13,987 575,145
Total Financial 8,415,440
Consumer, Non-cyclical - 1 .2%
Bruker Corp.
6.38% due 09/01/28
(a)
10,000 4,669,000
Shift4 Payments, Inc.
6.00% due 05/01/28
(a)
17,701 1,161,539
BrightSpring Health Services, Inc.
6.75% due 02/01/27
(a)
5,060 1,009,369
Total Consumer, Non-cyclical 6,839,908
Consumer, Cyclical - 0 .3%
QXO, Inc.
5.50% due 05/15/28
(a)
51,112 2,070,036
Basic Materials - 0 .2%
Albemarle Corp.
7.25% due 03/01/27
(a)
28,738 1,430,578
Total Convertible Preferred Stocks
(Cost $75,599,430) 79,649,196
EXCHANGE-TRADED FUNDS - 4 .7%
Advent Convertible Bond ETF
∞,(a)
990,000 27,880,677
Total Exchange-Traded Funds
(Cost $25,070,691) 27,880,677

July 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Advent Convertible and Income Fund
| 3
a
a Shares Value
MONEY MARKET FUNDS
(b)
- 3 .6%
Morgan Stanley Institutional Liquidity Government Portfolio
— Institutional Shares, 3.58%
(a),(c)
21,421,416 $ 21,421,416
Total Money Market Funds
(Cost $21,421,416) 21,421,416
Face
Amount
~
CONVERTIBLE BONDS - 70 .6%
Technology - 15 .7%
Akamai Technologies, Inc.
0.25% due 05/15/33
(a)
5,812,000 8,331,502
due 05/15/32
(a),(d),(e)
4,143,000 3,774,273
Snowflake, Inc.
due 10/01/29
(a),(e)
4,731,000 9,383,465
CoreWeave, Inc.
1.75% due 10/01/32
(a),(d)
6,720,000 5,900,160
1.75% due 12/01/31
(a),(d)
3,309,000 3,125,020
Cloudflare, Inc.
due 06/15/30
(a),(e)
6,360,000 8,817,382
Western Digital Corp.
3.00% due 11/15/28
(a)
377,000 5,421,712
ON Semiconductor Corp.
due 05/01/31
(a),(d),(e)
2,602,000 2,426,365
due 05/01/27
(a),(e)
879,000 1,399,324
Onto Innovation, Inc.
due 06/01/31
(a),(d),(e)
3,258,000 3,542,037
Lumentum Holdings, Inc.
0.38% due 03/15/32
(a),(d)
889,000 3,461,855
Datadog, Inc.
due 12/01/29
(a),(e)
2,016,000 2,936,304
Advantest Corp.
due 03/28/31
(a),(e)
JPY 350,000,000 2,838,358
Wiwynn Corp.
due 04/01/31
(a),(e)
2,100,000 2,816,472
Super Micro Computer, Inc.
3.50% due 03/01/29
(a)
2,411,000 2,151,817
due 06/15/30
(a),(e)
606,000 521,069
Strategy, Inc.
2.25% due 06/15/32
(a)
2,616,000 2,562,372
Lenovo Group Ltd.
due 06/25/33
(a),(e)
2,162,000 2,140,380
Wistron Corp.
due 10/23/30
(a),(e)
2,000,000 2,126,000
CyberArk Software Ltd.
due 06/15/30
(a),(e)
1,090,000 1,787,055
SiTime Corp.
due 06/15/31
(a),(e)
1,860,000 1,781,880
MKS, Inc.
1.25% due 06/01/30
(a)
806,000 1,653,307

July 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Advent Convertible and Income Fund
4 |
a
a
Face
Amount
~
Value
CONVERTIBLE BONDS - 70.6% (continued)
Technology - 15.7% (continued)
AIXTRON SE
due 04/23/31
(a),(e)
EUR 1,200,000 $ 1,563,747
DigitalOcean Holdings, Inc.
due 08/15/30
(a),(d),(e)
458,000 1,415,106
Phison Electronics Corp.
due 05/26/31
(a),(e)
1,500,000 1,381,875
Mitac Holdings Corp.
due 06/01/31
(a),(e)
1,400,000 1,379,000
Guidewire Software, Inc.
1.25% due 11/01/29
(a)
1,236,000 1,255,776
Shenzhen Xunce Technology Company Ltd.
due 07/08/27
(a),(e)
CNY 8,000,000 1,212,292
Seagate HDD Cayman
3.50% due 06/01/28
(a)
110,000 1,139,655
Fastly, Inc.
due 12/15/30
(a),(d),(e)
644,000 1,125,390
Planet Labs PBC
0.50% due 10/15/30
(a),(d)
525,000 1,025,588
MACOM Technology Solutions Holdings, Inc.
due 12/15/29
(a),(e)
338,000 549,588
Amkor Technology, Inc.
due 07/15/31
(a),(d),(e)
579,000 538,325
Semtech Corp.
due 10/15/30
(a),(d),(e)
359,000 531,320
Ultra Clean Holdings, Inc.
due 03/15/31
(a),(d),(e)
330,000 433,304
Cohu, Inc.
1.50% due 01/15/31
(a),(d)
185,000 362,090
Wolfspeed, Inc.
3.50% due 03/15/31
(a),(d)
208,000 305,760
Penguin Solutions, Inc.
due 08/01/31
(a),(d),(e)
254,000 227,127
Total Technology 93,344,052
Financial - 13 .4%
Goldman Sachs Finance Corp. International Ltd.
due 01/29/29
(a),(e)
3,000,000 4,867,500
due 03/07/30
(a),(e)
2,000,000 2,012,500
due 05/07/30
(a),(e)
EUR 900,000 1,703,524
Cleanspark, Inc.
due 06/15/30
(a),(e)
4,979,000 6,368,091
Coinbase Global, Inc.
due 10/01/32
(a),(d),(e)
7,643,000 5,883,152
Citigroup Global Markets Holdings, Inc.
0.80% due 02/05/30
(a),(d)
EUR 2,600,000 3,328,670
due 10/10/28
(a),(e)
1,400,000 1,461,250
3.75% due 08/06/27
(a)
981,000 894,544

July 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Advent Convertible and Income Fund
| 5
a
a
Face
Amount
~
Value
CONVERTIBLE BONDS - 70.6% (continued)
Financial - 13.4% (continued)
Morgan Stanley Finance LLC
due 02/02/29
(a),(e)
3,300,000 $ 3,894,986
due 02/19/30
(a),(e)
1,000,000 1,075,000
IREN Ltd.
1.00% due 12/01/33
(a),(d)
5,040,000 3,811,500
0.25% due 06/01/32
(a),(d)
1,185,000 1,109,456
Ping An Insurance Group Co. of China Ltd.
due 06/11/30
(a),(e)
HKD 28,000,000 4,209,855
Riot Platforms, Inc.
0.75% due 01/15/30
(a)
2,573,000 4,082,322
Digital Realty Trust LP
1.88% due 11/15/29
(a),(d)
3,651,000 3,975,939
Terawulf, Inc.
due 05/01/32
(a),(d),(e)
1,725,000 2,060,557
1.00% due 09/01/31
(a),(d)
1,048,000 1,735,645
Upstart Holdings, Inc.
2.00% due 10/01/29
(a)
1,493,000 1,527,526
due 02/15/32
(a),(d),(e)
1,887,000 1,355,810
Core Scientific, Inc.
due 06/15/31
(a),(d),(e)
2,189,000 2,746,568
Bitdeer Technologies Group
5.00% due 03/01/32
(a),(d)
993,000 1,393,179
4.00% due 11/15/31
(a),(d)
1,000,000 971,000
Compass, Inc.
0.25% due 04/15/31
(a),(d)
2,204,000 2,302,519
Welltower OP LLC
3.13% due 07/15/29
(a),(d)
1,175,000 2,169,050
Euronext N.V.
1.50% due 05/30/32
(a)
EUR 1,400,000 1,737,417
Cipher Mining, Inc.
due 10/01/31
(a),(d),(e)
1,044,000 1,717,488
Barclays plc
due 01/20/31
(a),(d),(e)
EUR 1,000,000 1,684,386
SBI Holdings, Inc.
due 07/25/31
(a),(e)
JPY 190,000,000 1,680,436
Huatai Securities Co. Ltd.
due 02/08/27
(a),(e)
HKD 13,000,000 1,655,338
Swire Pacific Finance Ltd.
due 06/16/27
(a),(e)
HKD 10,000,000 1,451,872
SoFi Technologies, Inc.
1.25% due 03/15/29
(a),(d)
704,000 1,310,426
Barclays Bank plc
1.00% due 02/16/29 1,200,000 1,293,650
China Pacific Insurance Group Co. Ltd.
due 09/18/30
(a),(e)
HKD 9,000,000 1,153,464

July 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Advent Convertible and Income Fund
6 |
a
a
Face
Amount
~
Value
CONVERTIBLE BONDS - 70.6% (continued)
Financial - 13.4% (continued)
Galaxy Digital Holdings LP
2.50% due 12/01/29
(a),(d)
752,000 $ 930,224
Total Financial 79,554,844
Industrial - 9 .9%
Knight-Swift Transportation Holdings, Inc.
1.00% due 11/15/31
(a),(d)
4,987,000 5,439,570
Schneider Electric SE
1.25% due 09/23/33
(a)
EUR 3,100,000 4,046,046
AeroVironment, Inc.
due 07/15/30
(a),(e)
3,953,000 3,596,242
WT Microelectronics Co. Ltd.
due 11/24/27
(a),(e)
3,000,000 3,412,500
Mirion Technologies, Inc.
0.25% due 06/01/30
(a),(d)
3,264,000 3,186,480
Advanced Energy Industries, Inc.
due 05/15/31
(a),(d),(e)
2,710,000 2,644,960
2.50% due 09/15/28
(a)
244,000 522,716
BWX Technologies, Inc.
due 11/01/30
(a),(d),(e)
3,246,000 3,136,179
Bloom Energy Corp.
due 11/15/30
(a),(d),(e)
2,176,000 3,032,800
Voyager Technologies, Inc.
0.75% due 11/15/30
(a),(d)
2,500,000 2,788,750
Tetra Tech, Inc.
2.25% due 08/15/28
(a)
2,310,000 2,547,352
Legrand S.A.
1.50% due 06/23/33
(a)
EUR 2,000,000 2,541,759
Zoomlion Heavy Industry Science and Technology Co. Ltd.
0.70% due 02/05/31
(a)
CNY 16,000,000 2,381,309
AT&S Austria Technologie & Systemtechnik AG
2.50%
(a),(f)
EUR 2,000,000 2,209,512
MTU Aero Engines AG
due 07/15/33
(a),(e)
EUR 1,800,000 2,070,419
SPIE S.A.
2.00% due 01/17/28
(a)
EUR 1,200,000 1,993,338
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.
due 05/04/31
(a),(e)
1,600,000 1,814,000
Kawasaki Heavy Industries Ltd.
due 07/29/33
(a),(e)
JPY 260,000,000 1,774,156
Salini S.p.A.
4.00% due 05/30/28
(a)
EUR 1,100,000 1,383,793
Vinci S.A.
0.70% due 02/18/30
(a)
EUR 1,100,000 1,344,269
CTF Services Ltd.
0.75% due 10/03/28
(a)
HKD 10,000,000 1,271,743
Vishay Intertechnology, Inc.
2.25% due 09/15/30
(a)
795,000 1,125,521

July 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Advent Convertible and Income Fund
| 7
a
a
Face
Amount
~
Value
CONVERTIBLE BONDS - 70.6% (continued)
Industrial - 9.9% (continued)
Bolt Innovation Ltd.
due 02/05/33
(a),(e)
HKD 9,000,000 $ 1,087,469
HTA Group Ltd.
2.88% due 03/18/27
(a)
1,000,000 1,062,600
Enovix Corp.
4.75% due 09/15/30
(a),(d)
1,206,000 851,737
Hon Hai Precision Industry Company Ltd.
due 10/24/29
(a),(e)
700,000 740,040
Fluor Corp.
1.13% due 08/15/29
(a)
441,000 572,308
Rocket Lab USA, Inc.
4.25% due 02/01/29
(a),(d)
21,000 265,729
Total Industrial 58,843,297
Consumer, Non-cyclical - 9 .9%
Bridgebio Pharma, Inc.
1.75% due 03/01/31
(a)
1,149,000 2,044,071
0.75% due 02/01/33
(a),(d)
1,767,000 1,825,488
Halozyme Therapeutics, Inc.
0.88% due 11/15/32
(a),(d)
2,251,000 2,547,006
1.00% due 08/15/28
(a)
743,000 1,133,818
IRhythm Holdings, Inc.
1.50% due 09/01/29
(a)
2,904,000 3,182,581
Ionis Pharmaceuticals, Inc.
due 12/01/30
(a),(d),(e)
2,478,000 2,194,579
1.75% due 06/15/28
(a)
825,000 977,625
Alphatec Holdings, Inc.
0.75% due 03/15/30
(a)
3,105,000 3,061,840
Guardant Health, Inc.
due 05/15/33
(a),(d),(e)
1,879,000 2,917,147
Affirm Holdings, Inc.
0.75% due 12/15/29
(a)
2,521,000 2,735,179
Revolution Medicines, Inc.
0.50% due 05/01/33
(a)
2,099,000 2,613,255
Indivior Pharmaceuticals, Inc.
0.63% due 03/15/31
(a),(d)
2,007,000 2,395,873
Jazz Investments I Ltd.
3.13% due 09/15/30
(a)
1,323,000 2,332,449
Celcuity, Inc.
0.25% due 08/01/32
(a)
2,030,000 2,109,674
Tempus AI, Inc.
due 05/15/32
(a),(d),(e)
2,098,000 2,039,780
WuXi AppTec Company Ltd.
due 05/22/27
(a),(e)
CNY 12,000,000 2,028,292
Arrowhead Pharmaceuticals, Inc.
due 01/15/32
(a),(e)
1,535,000 1,902,786
Mirum Pharmaceuticals, Inc.
4.00% due 05/01/29
(a)
269,000 906,530

July 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Advent Convertible and Income Fund
8 |
a
a
Face
Amount
~
Value
CONVERTIBLE BONDS - 70.6% (continued)
Consumer, Non-cyclical - 9.9% (continued)
due 06/01/32
(a),(d),(e)
787,000 $ 804,707
Ligand Pharmaceuticals, Inc.
due 09/15/31
(a),(d),(e)
1,532,000 1,630,623
Ocugen, Inc.
6.75% due 05/15/34
(a),(d)
2,000,000 1,591,887
Travere Therapeutics, Inc.
0.50% due 05/15/32
(a)
1,321,000 1,544,381
Adaptive Biotechnologies Corp.
due 07/01/31
(a),(d),(e)
1,175,000 1,417,344
Tandem Diabetes Care, Inc.
due 03/15/32
(a),(d),(e)
1,555,000 1,389,859
Herbalife Ltd.
4.25% due 06/15/28
(a)
1,109,000 1,253,835
Lantheus Holdings, Inc.
2.63% due 12/15/27
(a)
942,000 1,242,969
QIAGEN N.V.
2.50% due 09/10/31
(a)
1,200,000 1,221,609
Cytokinetics, Inc.
1.75% due 10/01/31
(a),(d)
776,000 1,082,035
Post Holdings, Inc.
2.50% due 08/15/27
(a)
955,000 999,407
Cogent Biosciences, Inc.
1.63% due 11/15/31
(a)
758,000 925,139
Hansoh Pharmaceutical Group Co. Ltd.
due 02/03/33
(a),(e)
HKD 7,000,000 829,295
Nuvation Bio, Inc.
0.75% due 07/01/32
(a)
729,000 813,291
CRISPR Therapeutics AG
1.73% due 03/01/31
(a),(d)
697,000 700,921
Sarepta Therapeutics, Inc.
4.88% due 09/01/30
(a),(d)
861,000 700,639
PTC Therapeutics, Inc.
due 06/15/31
(a),(d),(e)
610,000 586,942
Elis S.A.
2.25% due 09/22/29
(a)
EUR 300,000 537,336
Stride, Inc.
1.13% due 09/01/27
(a)
324,000 514,674
Total Consumer, Non-cyclical 58,734,866
Communications - 7 .9%
Alibaba Group Holding Ltd.
due 09/15/32
(a),(e)
5,257,000 5,091,404
0.50% due 06/01/31
(a)
2,061,000 2,846,241
AST SpaceMobile, Inc.
2.25% due 04/15/36
(a),(d)
3,070,000 2,483,630
2.38% due 10/15/32
(a),(d)
1,900,000 2,196,875
2.00% due 01/15/36
(a),(d)
1,659,000 1,435,450

July 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Advent Convertible and Income Fund
| 9
a
a
Face
Amount
~
Value
CONVERTIBLE BONDS - 70.6% (continued)
Communications - 7.9% (continued)
DoorDash, Inc.
due 05/15/30
(a),(e)
6,043,000 $ 6,095,876
Ciena Corp.
due 09/15/31
(a),(d),(e)
6,389,000 6,040,800
Uber Technologies, Inc.
0.88% due 12/01/28
(a)
4,433,000 5,232,048
BlackSky Technology, Inc.
8.25% due 08/01/33
(a),(d)
3,010,000 3,627,050
Hims & Hers Health, Inc.
due 06/01/32
(a),(d),(e)
2,729,000 3,287,081
Robinhood Markets, Inc.
due 10/01/29
(a),(d),(e)
3,299,000 3,169,102
Trip.com Group Ltd.
0.75% due 06/15/29
(a)
2,543,000 2,611,207
Grab Holdings Ltd.
due 06/15/30
(a),(e)
1,428,000 1,365,168
InterDigital, Inc.
3.50% due 06/01/27
(a)
327,000 1,290,832
Total Communications 46,772,764
Consumer, Cyclical - 5 .3%
Live Nation Entertainment, Inc.
2.88% due 01/15/30
(a)
2,156,000 2,498,804
3.13% due 01/15/29
(a)
1,389,000 2,366,856
GameStop Corp.
due 06/15/32
(a),(e)
3,661,000 3,659,169
NCL Corp. Ltd.
0.88% due 04/15/30
(a)
3,251,000 3,376,976
Accor S.A.
0.70% due 12/07/27
(a)
EUR 2,467,642 3,344,132
TUI AG
1.95% due 07/26/31
(a)
EUR 2,400,000 3,188,444
Rivian Automotive, Inc.
3.63% due 10/15/30
(a)
1,508,000 1,557,066
4.63% due 03/15/29
(a)
1,044,000 1,166,800
Flight Centre Travel Group Ltd.
2.50% due 09/03/32
(a)
AUD 2,300,000 1,643,675
Daiwa House Industry Co. Ltd.
due 03/29/30
(a),(e)
JPY 230,000,000 1,467,248
Horizon Robotics
due 07/27/27
(a),(e)
1,300,000 1,379,300
Chow Tai Fook Jewellery Group Ltd.
0.38% due 06/30/30
(a)
HKD 10,000,000 1,284,177
Nissan Motor Co. Ltd.
1.00% due 07/15/31
(a)
JPY 170,000,000 1,187,518
Lucid Group, Inc.
5.00% due 04/01/30
(a),(d)
2,201,000 1,156,779

July 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Advent Convertible and Income Fund
10 |
a
a
Face
Amount
~
Value
CONVERTIBLE BONDS - 70.6% (continued)
Consumer, Cyclical - 5.3% (continued)
Freshpet, Inc.
3.00% due 04/01/28
(a)
920,000 $ 1,066,510
Wabash National Corp.
4.00% due 08/01/32
(a),(d)
708,000 739,953
ANA Holdings, Inc.
due 12/10/31
(a),(e)
JPY 70,000,000 518,323
Total Consumer, Cyclical 31,601,730
Basic Materials - 4 .4%
Nippon Steel Corp.
due 02/14/29
(a),(e)
JPY 630,000,000 4,207,913
Centrus Energy Corp.
due 08/15/32
(a),(d),(e)
2,917,000 3,081,373
JX Advanced Metals Corp.
due 06/03/31
(a),(e)
JPY 410,000,000 2,995,980
MMG Ltd.
due 10/08/30
(a),(e)
2,000,000 2,509,000
due 06/21/27
(a),(e)
200,000 207,906
Gold Pole Capital Co. Ltd.
1.00% due 06/25/29
(a)
1,500,000 2,712,414
Almonty Industries, Inc.
2.25% due 07/01/31
(a),(d)
2,652,000 2,383,485
LG Chem Ltd.
1.75% due 06/16/28
(a)
2,000,000 2,267,500
Mitsubishi Materials Corp.
due 07/24/30
(a),(e)
JPY 270,000,000 1,842,817
MP Materials Corp.
3.00% due 03/01/30
(a),(d)
658,000 1,345,544
K+S AG
0.63% due 06/16/31
(a)
EUR 900,000 1,072,976
Kansai Paint Company Ltd.
due 03/07/31
(a),(e)
JPY 110,000,000 784,283
i-80 Gold Corp.
3.75% due 04/15/31
(a),(d)
673,000 701,939
Total Basic Materials 26,113,130
Utilities - 2 .2%
PPL Capital Funding, Inc.
2.88% due 03/15/28
(a)
4,466,000 4,956,151
CMS Energy Corp.
3.38% due 05/01/28
(a)
3,761,000 4,074,103
FirstEnergy Corp.
3.88% due 01/15/31
(a)
2,332,000 2,611,257
Ormat Technologies, Inc.
1.50% due 03/15/31
(a),(d)
913,000 941,759
UGI Corp.
5.00% due 06/01/28
(a)
556,000 765,112
Total Utilities 13,348,382

July 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Advent Convertible and Income Fund
| 11
a
a
Face
Amount
~
Value
CONVERTIBLE BONDS - 70.6% (continued)
Energy - 1 .9%
Solaris Energy Infrastructure, Inc.
0.25% due 10/01/31
(a)
2,250,000 $ 2,670,469
Northern Oil & Gas, Inc.
3.63% due 04/15/29
(a)
1,881,000 1,874,940
Sunrun, Inc.
4.00% due 03/01/30
(a)
1,714,000 1,745,709
Liberty Energy, Inc.
due 03/01/32
(a),(d),(e)
1,519,000 1,250,896
Saipem S.p.A.
2.88% due 09/11/29
(a)
EUR 400,000 1,197,175
Array Technologies, Inc.
2.88% due 07/01/31
(a)
846,000 853,187
ProPetro Holding Corp.
due 11/15/31
(a),(d),(e)
951,000 795,607
RAG-Stiftung
1.88% due 11/16/29
(a)
EUR 600,000 789,807
Total Energy 11,177,790
Total Convertible Bonds
(Cost $397,332,164) 419,490,855
CORPORATE BONDS - 55 .6%
Communications - 11 .9%
Nexstar Media, Inc.
4.75% due 11/01/28
(a),(d)
2,878,000 2,823,817
7.25% due 04/15/34
(a),(d)
1,527,000 1,531,674
6.50% due 09/15/33
(a),(d)
1,018,000 1,013,668
Sirius XM Radio LLC
4.13% due 07/01/30
(a),(d)
2,772,000 2,592,610
4.00% due 07/15/28
(a),(d)
1,879,000 1,829,040
Rakuten Group, Inc.
9.75% due 04/15/29
(a),(d)
3,212,000 3,488,725
Gray Media, Inc.
10.50% due 07/15/29
(a),(d)
1,318,000 1,390,833
9.63% due 07/15/32
(a),(d)
980,000 991,296
7.25% due 08/15/33
(a),(d)
940,000 930,676
Viasat, Inc.
5.63% due 04/15/27
(a),(d)
2,135,000 2,132,289
7.50% due 05/30/31
(a),(d)
1,066,000 1,067,061
Neptune Bidco US, Inc.
9.29% due 04/15/29
(a),(d)
1,684,000 1,716,945
10.38% due 05/15/31
(a),(d)
942,000 987,078
9.50% due 02/15/33
(a),(d)
472,000 481,404
Match Group Holdings II LLC
4.13% due 08/01/30
(a),(d)
3,119,000 2,920,716
CCO Holdings LLC / CCO Holdings Capital Corp.
4.75% due 03/01/30
(a),(d)
3,107,000 2,904,845
Discovery Global Holdings, Inc.
4.05% due 03/15/29
(a)
1,874,000 1,842,105

July 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Advent Convertible and Income Fund
12 |
a
a
Face
Amount
~
Value
CORPORATE BONDS - 55.6% (continued)
Communications - 11.9% (continued)
4.28% due 03/15/32
(a)
1,031,000 $ 916,853
Gen Digital, Inc.
6.75% due 09/30/27
(a),(d)
2,603,000 2,608,698
Ciena Corp.
4.00% due 01/31/30
(a),(d)
2,736,000 2,598,695
McGraw-Hill Education, Inc.
7.38% due 09/01/31
(a),(d)
2,171,000 2,200,091
Versant Media Group, Inc.
7.25% due 01/30/31
(a),(d)
2,050,000 2,114,839
Connect Finco SARL / Connect US Finco LLC
9.00% due 09/15/29
(a),(d)
1,934,000 2,031,144
Stagwell Global LLC
5.63% due 08/15/29
(a),(d)
2,076,000 2,020,622
Directv Financing LLC
8.88% due 02/01/30
(a),(d)
1,858,000 1,887,227
Sable International Finance Ltd.
7.13% due 10/15/32
(a),(d)
1,741,000 1,721,505
SV RNO Property Owner 1 LLC
5.88% due 03/01/31
(a),(d)
1,814,000 1,686,776
Scripps Escrow II, Inc.
3.88% due 01/15/29
(a),(d)
1,805,000 1,651,026
Arches Buyer, Inc.
9.00% due 08/15/31
(d)
1,555,000 1,564,456
Stingray Compute LLC
6.00% due 06/15/31
(a),(d)
1,555,000 1,518,965
Meridian Arc Holdco LLC
6.25% due 04/30/31
(a),(d)
1,547,000 1,487,909
PR RNO Property Owner 1 LLC
6.50% due 05/01/31
(a),(d)
1,552,000 1,463,302
Level 3 Financing, Inc.
6.88% due 06/30/33
(a),(d)
943,000 955,178
7.00% due 03/31/34
(a),(d)
469,000 477,460
APLD ComputeCo 2 LLC
6.75% due 03/15/31
(a),(d)
1,408,000 1,377,747
Flash Compute LLC
7.25% due 12/31/30
(a),(d)
1,335,000 1,349,782
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.50% due 06/01/41
(a)
1,932,000 1,308,106
Paramount Global
4.38% due 03/15/43
(a)
773,000 472,928
4.20% due 05/19/32
(a)
516,000 438,937
5.85% due 09/01/43
(a)
516,000 366,028
EchoStar Corp.
10.75% due 11/30/29
(a)
1,174,000 1,270,553
Cipher Compute LLC
7.13% due 11/15/30
(a),(d)
1,179,000 1,204,067

July 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Advent Convertible and Income Fund
| 13
a
a
Face
Amount
~
Value
CORPORATE BONDS - 55.6% (continued)
Communications - 11.9% (continued)
Virgin Media Secured Finance plc
5.50% due 05/15/29
(a),(d)
1,295,000 $ 1,164,091
Directv Financing LLC / Directv Financing Company-Obligor,
Inc.
9.25% due 06/01/32
(a),(d)
1,032,000 1,057,036
EW Scripps Co.
9.88% due 08/15/30
(a),(d)
732,000 644,927
C&W Senior Finance Ltd.
9.00% due 01/15/33
(a),(d)
462,000 469,972
Total Communications 70,673,702
Consumer, Non-cyclical - 11 .8%
Post Holdings, Inc.
4.63% due 04/15/30
(a),(d)
2,422,000 2,334,590
6.38% due 03/01/33
(a),(d)
1,418,000 1,397,513
Deluxe Corp.
8.13% due 09/15/29
(a),(d)
2,272,000 2,355,573
8.00% due 06/01/29
(a),(d)
1,035,000 1,044,531
Prime Healthcare Services, Inc.
9.38% due 09/01/29
(a),(d)
3,056,000 3,187,851
RR Donnelley & Sons Co.
9.50% due 08/01/29
(a),(d)
1,228,000 1,273,775
11.00% due 06/01/31
(a),(d)
1,032,000 984,857
10.88% due 08/01/29
(a),(d)
902,000 920,768
Land O'Lakes Capital Trust I
7.45% due 03/15/28
(a),(d)
2,996,000 3,070,316
1261229 BC Ltd.
10.00% due 04/15/32
(a),(d)
2,948,000 3,015,990
Kedrion S.p.A.
6.50% due 09/01/29
(a),(d)
3,047,000 3,006,651
Pediatrix Medical Group, Inc.
5.38% due 02/15/30
(a),(d)
3,053,000 2,987,883
Charles River Laboratories International, Inc.
3.75% due 03/15/29
(a),(d)
2,795,000 2,673,098
CHS/Community Health Systems, Inc.
10.88% due 01/15/32
(a),(d)
1,446,000 1,527,042
5.25% due 05/15/30
(a),(d)
1,004,000 927,783
Viking Baked Goods Acquisition Corp.
8.63% due 11/01/31
(a),(d)
2,417,000 2,431,981
DaVita, Inc.
4.63% due 06/01/30
(a),(d)
2,508,000 2,418,962
Primo Water Holdings, Inc. / Triton Water Holdings, Inc.
4.38% due 04/30/29
(a),(d)
2,322,000 2,251,112
Genmab A/S
6.25% due 12/15/32
(a),(d)
2,147,000 2,168,079
Veritiv Operating Co.
10.50% due 11/30/30
(a),(d)
2,033,000 2,088,257

July 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Advent Convertible and Income Fund
14 |
a
a
Face
Amount
~
Value
CORPORATE BONDS - 55.6% (continued)
Consumer, Non-cyclical - 11.8% (continued)
HLF Financing SARL LLC / Herbalife International, Inc.
7.75% due 05/01/33
(a),(d)
2,062,000 $ 2,076,595
Brink’s Co.
6.75% due 06/15/32
(a),(d)
1,997,000 2,040,347
APi Group DE, Inc.
5.75% due 06/01/34
(a),(d)
2,060,000 2,021,514
TriNet Group, Inc.
3.50% due 03/01/29
(a),(d)
2,112,000 1,995,510
AdaptHealth LLC
5.13% due 03/01/30
(a),(d)
2,049,000 1,976,844
Prestige Brands, Inc.
3.75% due 04/01/31
(a),(d)
1,526,000 1,400,228
6.25% due 07/15/34
(a),(d)
518,000 519,758
National Mentor Holdings, Inc.
10.50% due 12/15/30
(a),(d)
1,806,000 1,906,247
Industrial F&B Investments III, Inc.
7.75% due 02/11/33
(a),(d)
1,821,000 1,850,163
Graham Holdings Co.
5.63% due 12/01/33
(a),(d)
1,886,000 1,845,334
GEO Group, Inc.
8.63% due 04/15/29
(a)
1,711,000 1,784,826
Global Medical Response, Inc.
7.38% due 10/01/32
(a),(d)
1,712,000 1,743,503
TEAM Services Holding, Inc.
9.00% due 02/15/33
(a),(d)
1,571,000 1,592,070
Central Garden & Pet Co.
4.13% due 04/30/31
(a),(d)
1,675,000 1,562,548
Chobani LLC / Chobani Finance Corp., Inc.
6.38% due 04/15/34
(a),(d)
1,547,000 1,552,271
Albertsons Companies, Inc. / Safeway, Inc. / New
Albertsons, LP / Albertsons LLC
5.50% due 03/31/31
(a),(d)
1,304,000 1,254,607
Surgery Center Holdings, Inc.
7.25% due 04/15/32
(a),(d)
1,180,000 1,185,150
Total Consumer, Non-cyclical 70,374,127
Energy - 6 .9%
Venture Global Plaquemines LNG LLC
6.50% due 01/15/34
(a),(d)
3,357,000 3,465,569
6.13% due 12/15/30
(a),(d)
472,000 479,787
Sunoco, LP
4.63% due 05/01/30
(a),(d)
2,460,000 2,370,003
5.88% due 03/15/34
(a),(d)
1,205,000 1,180,166
Venture Global LNG, Inc.
8.38% due 06/01/31
(a),(d)
2,530,000 2,616,800
6.38% due 12/15/34
(a),(d)
516,000 502,841

July 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Advent Convertible and Income Fund
| 15
a
a
Face
Amount
~
Value
CORPORATE BONDS - 55.6% (continued)
Energy - 6.9% (continued)
Calumet Specialty Products Partners, LP / Calumet Finance
Corp.
9.75% due 07/15/28
(a),(d)
1,618,000 $ 1,671,718
9.75% due 02/15/31
(a),(d)
1,285,000 1,375,486
Alliance Resource Operating Partners, LP / Alliance
Resource Finance Corp.
8.63% due 06/15/29
(a),(d)
2,895,000 3,022,090
Tallgrass Energy Partners, LP / Tallgrass Energy Finance
Corp.
7.38% due 02/15/29
(a),(d)
2,751,000 2,817,734
SM Energy Co.
8.75% due 07/01/31
(a),(d)
2,134,000 2,232,132
6.63% due 04/15/34
(a),(d)
473,000 470,373
CNX Resources Corp.
7.38% due 01/15/31
(a),(d)
2,363,000 2,420,801
Howard Midstream Energy Partners LLC
7.38% due 07/15/32
(a),(d)
2,073,000 2,144,135
6.63% due 01/15/34
(a),(d)
234,000 236,746
HilCorp. Energy I, LP / HilCorp. Finance Co.
6.25% due 04/15/32
(a),(d)
2,365,000 2,297,199
Summit Midstream Holdings LLC
8.63% due 10/31/29
(a),(d)
2,188,000 2,273,465
Genesis Energy, LP / Genesis Energy Finance Corp.
7.88% due 05/15/32
(a)
1,951,000 2,015,935
Vermilion Energy, Inc.
6.88% due 05/01/30
(a),(d)
1,915,000 1,907,735
Kodiak Gas Services LLC
6.75% due 10/01/35
(a),(d)
1,405,000 1,416,493
6.50% due 10/01/33
(a),(d)
469,000 468,663
Delek Logistics Partners, LP / Delek Logistics Finance Corp.
6.88% due 06/01/34
(a),(d)
1,803,000 1,812,453
Harvest Midstream I, LP
6.75% due 05/15/34
(a),(d)
1,678,000 1,685,494
Total Energy 40,883,818
Consumer, Cyclical - 6 .7%
Penn Entertainment, Inc.
5.63% due 01/15/27
(a),(d)
1,891,000 1,898,693
6.75% due 04/01/31
(a),(d)
1,277,000 1,282,177
SeaWorld Parks & Entertainment, Inc.
5.25% due 08/15/29
(a),(d)
2,634,000 2,567,409
QXO Building Products, Inc.
6.88% due 07/15/34
(a),(d)
1,036,000 1,038,335
6.75% due 04/30/32
(a),(d)
777,000 794,219
6.50% due 07/15/31
(a),(d)
518,000 520,579
Churchill Downs, Inc.
4.75% due 01/15/28
(a),(d)
2,305,000 2,283,894

July 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Advent Convertible and Income Fund
16 |
a
a
Face
Amount
~
Value
CORPORATE BONDS - 55.6% (continued)
Consumer, Cyclical - 6.7% (continued)
Champ Acquisition Corp.
8.38% due 12/01/31
(a),(d)
2,149,000 $ 2,246,670
Brightstar Lottery plc / Brightstar Global Solutions Corp.
5.75% due 01/15/33
(a),(d)
2,242,000 2,164,677
Gaia Purchaser, Inc.
7.63% due 07/15/33
(a),(d)
2,070,000 2,077,451
Phinia, Inc.
6.75% due 04/15/29
(a),(d)
2,009,000 2,044,784
Family Dollar Stores LLC
10.00% due 07/31/31
(d)
2,073,000 2,041,904
Kontoor Brands, Inc.
4.13% due 11/15/29
(a),(d)
1,966,000 1,884,511
Dorman Products, Inc.
6.25% due 06/15/34
(a),(d)
1,862,000 1,869,634
Ferrellgas, LP / Ferrellgas Finance Corp.
5.88% due 04/01/29
(a),(d)
1,276,000 1,245,802
9.25% due 01/15/31
(a),(d)
472,000 496,695
Michaels Companies, Inc.
8.50% due 03/15/33
(a),(d)
1,254,000 1,243,117
11.00% due 03/15/34
(a),(d)
473,000 463,389
Academy Ltd.
5.88% due 05/15/31
(a),(d)
1,552,000 1,536,302
Bath & Body Works, Inc.
6.75% due 07/01/36
(a)
1,547,000 1,531,119
Allegiant Travel Co.
7.13% due 07/01/31
(a),(d)
1,293,000 1,311,785
White Cap Supply Holdings LLC
7.38% due 11/15/30
(a),(d)
1,289,000 1,299,694
American Greetings Corp.
8.88% due 01/15/32
(a),(d)
1,294,000 1,276,984
Kingpin Intermediate Holdings LLC
7.25% due 10/15/32
(a),(d)
1,553,000 1,264,067
Six Flags Entertainment Corp. / Canada's Wonderland Co. /
Magnum Management Corp.
5.25% due 07/15/29
(a)
709,000 679,391
6.50% due 10/01/28
(a)
471,000 471,531
Six Flags Entertainment Corp. / Canada's Wonderland Co. /
Millennium Operations LLC
8.63% due 01/15/32
(a),(d)
1,044,000 1,056,656
Discovery Global Holdings, Inc.
5.05% due 03/15/42
(a)
1,289,000 899,077
Total Consumer, Cyclical 39,490,546
Financial - 6 .5%
Iron Mountain, Inc.
4.50% due 02/15/31
(a),(d)
3,095,000 2,931,441
6.25% due 01/15/35
(a),(d)
777,000 768,192

July 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Advent Convertible and Income Fund
| 17
a
a
Face
Amount
~
Value
CORPORATE BONDS - 55.6% (continued)
Financial - 6.5% (continued)
HUB International Ltd.
7.25% due 06/15/30
(a),(d)
2,202,000 $ 2,268,454
7.38% due 01/31/32
(a),(d)
987,000 1,010,071
Enova International, Inc.
11.25% due 12/15/28
(a),(d)
2,795,000 2,938,744
Jane Street Group / JSG Finance, Inc.
7.13% due 04/30/31
(a),(d)
2,332,000 2,408,054
6.75% due 05/01/33
(a),(d)
465,000 474,230
Acrisure LLC / Acrisure Finance, Inc.
7.50% due 11/06/30
(a),(d)
2,803,000 2,713,075
6.75% due 07/01/32
(a),(d)
117,000 107,600
OneMain Finance Corp.
6.63% due 01/15/28
(a)
1,533,000 1,549,291
6.63% due 05/15/29
(a)
1,018,000 1,031,726
Freedom Mortgage Holdings LLC
6.88% due 05/01/31
(a),(d)
1,417,000 1,367,111
8.00% due 02/01/32
(a),(d)
1,035,000 1,028,195
Stonex Escrow Issuer LLC
6.88% due 07/15/32
(a),(d)
2,341,000 2,377,882
Osaic Holdings, Inc.
8.00% due 08/01/33
(a),(d)
2,110,000 2,142,363
6.75% due 08/01/32
(a),(d)
234,000 234,955
Freedom Mortgage Corp.
12.25% due 10/01/30
(a),(d)
1,994,000 2,137,714
Planet Financial Group LLC
10.50% due 12/15/29
(a),(d)
2,101,000 2,051,501
Armor Holdco, Inc.
8.50% due 11/15/29
(a),(d)
1,976,000 1,981,725
PRA Group, Inc.
5.00% due 10/01/29
(a),(d)
1,870,000 1,772,648
Burford Capital Global Finance LLC
6.88% due 04/15/30
(a),(d)
924,000 878,479
7.50% due 07/15/33
(a),(d)
764,000 644,850
8.50% due 01/15/34
(a),(d)
262,000 226,850
SBA Communications Corp.
3.13% due 02/01/29
(a)
1,409,000 1,346,294
Asurion LLC and Asurion Company-Issuer, Inc.
8.38% due 02/01/34
(a),(d)
945,000 861,734
8.00% due 12/31/32
(a),(d)
472,000 477,870
CoreLogic, Inc.
9.00% due 08/01/31
(a),(d)
518,000 511,437
12.00% due 02/01/32
(a),(d)
518,000 485,945
Total Financial 38,728,431
Industrial - 5 .3%
FTAI Aviation Investors LLC
5.50% due 05/01/28
(a),(d)
1,861,000 1,856,557
7.00% due 06/15/32
(a),(d)
1,511,000 1,544,067

July 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Advent Convertible and Income Fund
18 |
a
a
Face
Amount
~
Value
CORPORATE BONDS - 55.6% (continued)
Industrial - 5.3% (continued)
Beacon Mobility Corp.
7.25% due 08/01/30
(a),(d)
2,576,000 $ 2,660,045
TransDigm, Inc.
6.38% due 05/31/33
(a),(d)
1,547,000 1,547,915
6.75% due 01/31/34
(a),(d)
469,000 476,932
6.13% due 07/31/34
(a),(d)
473,000 468,279
Mauser Packaging Solutions Holding Co.
7.88% due 04/15/30
(a),(d)
1,200,000 1,224,750
9.25% due 04/15/30
(a),(d)
1,095,000 1,086,222
Standard Building Solutions, Inc.
5.88% due 03/15/34
(a),(d)
2,361,000 2,269,739
Maxam Prill SARL
7.75% due 07/15/30
(a),(d)
2,083,000 2,146,152
Griffon Corp.
5.75% due 03/01/28
(a)
2,062,000 2,063,272
Solaris Energy Infrastructure LLC
6.38% due 05/15/31
(a),(d)
2,066,000 2,030,581
Quikrete Holdings, Inc.
6.38% due 03/01/32
(a),(d)
1,853,000 1,877,087
Sword Purchaser LLC
8.25% due 04/15/33
(a),(d)
1,031,000 1,055,074
10.50% due 04/15/34
(a),(d)
773,000 799,699
GFL Environmental, Inc.
4.00% due 08/01/28
(a),(d)
1,754,000 1,711,769
Axon Enterprise, Inc.
6.13% due 03/15/30
(a),(d)
928,000 941,096
6.25% due 03/15/33
(a),(d)
670,000 679,920
Granite Construction, Inc.
6.38% due 06/15/34
(a),(d)
1,545,000 1,544,444
Energizer Holdings, Inc.
4.38% due 03/31/29
(a),(d)
1,398,000 1,347,310
Rand Parent LLC
8.50% due 02/15/30
(a),(d)
1,147,000 1,176,736
GB AIT Buyer, Inc.
8.75% due 04/30/34
(a),(d)
1,032,000 1,025,535
Total Industrial 31,533,181
Technology - 2 .8%
CACI International, Inc.
6.38% due 06/15/33
(a),(d)
2,402,000 2,422,785
Open Text Corp.
3.88% due 12/01/29
(a),(d)
2,134,000 1,964,179
CoreWeave, Inc.
9.75% due 10/01/31
(a),(d)
2,065,000 1,875,532
Diebold Nixdorf, Inc.
7.75% due 03/31/30
(a),(d)
1,590,000 1,654,583
Playtika Holding Corp.
4.25% due 03/15/29
(a),(d)
1,540,000 1,400,592

July 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Advent Convertible and Income Fund
| 19
a
a
Face
Amount
~
Value
CORPORATE BONDS - 55.6% (continued)
Technology - 2.8% (continued)
McAfee Corp.
7.38% due 02/15/30
(a),(d)
1,493,000 $ 1,267,236
Crane NXT Co.
4.20% due 03/15/48
(a)
1,949,000 1,203,782
Pagaya US Holdings Co. LLC
8.88% due 08/01/30
(a),(d)
1,290,000 1,152,212
Unisys Corp.
10.63% due 01/15/31
(a),(d)
1,178,000 1,108,059
Cloud Software Group, Inc.
6.50% due 03/31/29
(a),(d)
1,117,000 1,092,446
ASGN, Inc.
4.63% due 05/15/28
(a),(d)
1,079,000 1,030,903
Cloud Software Group LLC
9.00% due 09/30/29
(a),(d)
518,000 507,983
Total Technology 16,680,292
Basic Materials - 1 .9%
Mineral Resources Ltd.
9.25% due 10/01/28
(a),(d)
1,375,000 1,414,589
7.00% due 04/01/31
(a),(d)
939,000 966,528
Fortescue Treasury Pty Ltd.
5.88% due 04/15/30
(a),(d)
2,330,000 2,336,885
Ingevity Corp.
3.88% due 11/01/28
(a),(d)
2,073,000 2,003,798
SCIH Salt Holdings, Inc.
6.63% due 08/15/31
(d)
1,555,000 1,556,664
First Quantum Minerals Ltd.
7.25% due 02/15/34
(a),(d)
1,521,000 1,550,486
Solstice Advanced Materials, Inc.
5.63% due 09/30/33
(a),(d)
1,291,000 1,263,223
Total Basic Materials 11,092,173
Utilities - 1 .8%
NRG Energy, Inc.
5.75% due 01/15/34
(a),(d)
1,839,000 1,792,231
3.63% due 02/15/31
(a),(d)
1,680,000 1,548,933
6.13% due 05/15/36
(a),(d)
1,031,000 1,018,262
Talen Energy Supply LLC
6.13% due 05/01/31
(a),(d)
1,289,000 1,281,928
6.25% due 02/01/34
(a),(d)
941,000 923,409
6.38% due 05/01/33
(a),(d)
518,000 510,373
VoltaGrid LLC
7.38% due 11/01/30
(a),(d)
2,612,000 2,626,537
Vistra Operations Co. LLC
7.75% due 10/15/31
(a),(d)
945,000 985,626
Total Utilities 10,687,299
Total Corporate Bonds
(Cost $328,375,850) 330,143,569

July 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Advent Convertible and Income Fund
20 |
a
a
Face
Amount
~
Value
SENIOR FLOATING RATE INTERESTS - 1 .7%
Consumer, Non-cyclical - 0 .4%
Hopper Merger Sub, Inc.
5.91% (1 Month Term SOFR + 2.25%) due 04/07/33
◊
2,139,000 $ 2,102,765
Industrial - 0 .3%
TransDigm, Inc.
6.00% (3 Month Term SOFR + 2.25%) due 03/22/30
◊
1,501,752 1,501,978
GB AIT Buyer, Inc.
7.91% (1 Month Term SOFR + 4.25%) due 04/29/33
◊
516,000 515,061
Total Industrial 2,017,039
Technology - 0 .3%
Boxer Parent Co., Inc.
6.75% (3 Month Term SOFR + 3.00%) due 07/30/31
◊
1,938,311 1,763,456
Energy - 0 .3%
Calcasieu Pass Funding LLC
6.91% (1 Month Term SOFR + 3.25%) due 04/11/33
◊
1,547,000 1,556,421
Consumer, Cyclical - 0 .2%
Michaels Companies, Inc.
8.75% (3 Month Term SOFR + 5.00%) due 03/07/33
◊
1,192,000 1,188,889
Financial - 0 .2%
Asurion LLC
7.91% (1 Month Term SOFR + 4.25%) due 09/19/30
◊
1,179,812 1,150,069
Total Senior Floating Rate Interests
(Cost $9,960,367) 9,778,639
ASSET-BACKED SECURITIES - 1 .5%
Collateralized Loan Obligations - 1 .5%
Dryden 49 Senior Loan Fund
2017-49A, 7.39% (3 Month Term SOFR + 3.66%, Rate
Floor: 3.40%) due 07/18/30
◊,(a),(d)
4,000,000 4,017,464
OZLM XXIV Ltd.
2019-24A, 7.39% (3 Month Term SOFR + 3.66%, Rate
Floor: 3.66%) due 07/20/32
◊,(a),(d)
2,500,000 2,508,073
Sound Point CLO XXVII Ltd.
2020-2A, 7.42% (3 Month Term SOFR + 3.61%, Rate
Floor: 3.35%) due 10/25/34
◊,(a),(d)
2,500,000 2,441,082
Total Collateralized Loan Obligations 8,966,619
Total Asset-Backed Securities
(Cost $8,615,326) 8,966,619
Total Investments - 158.2%
(Cost $908,225,459) $ 939,401,740
Other Assets & Liabilities, net - (58.2)% (345,474,539)
Total Net Assets - 100.0% $ 593,927,201
~ The face amount is denominated in U.S. dollars unless otherwise indicated.
* Non-income producing security.

July 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Advent Convertible and Income Fund
| 21
See Sector Classification in Other Information section.
◊ Variable rate security. Rate indicated is the rate effective at July 31, 2026. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate.
In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
∞ Affiliated issuer.
(a) All or a portion of these securities have been physically segregated in connection with the borrowings and reverse repurchase agreements. As of July 31, 2026, the total value of securities segregated was $897,172,462.
(b) A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(c) Rate indicated is the 7-day yield as of July 31, 2026.
(d) Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $464,406,081 (cost $460,295,294), or 78.2% of total net assets.
(e) Zero coupon rate security.
(f) Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
AUD — Australian Dollar
CNY — Chinese Yuan
EUR — Euro
HKD — Hong Kong Dollar
JPY — Japanese Yen
LLC — Limited Liability Company
plc — Public Limited Company
SARL  — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
–

July 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
22 |
Advent Convertible and Income Fund
Forward Foreign Currency Exchange Contracts
Counterparty Currency Type Quantity
Contract
Amount
Settlement
Date
Unrealized
Appreciation
(Depreciation)
Bank of New York Mellon EUR Sell 39,343,588 45,655,750
USD
09/09/26 $ 316,681
Bank of New York Mellon HKD Sell 103,892,888 13,297,086
USD
09/09/26 29,420
Bank of New York Mellon CAD Sell 1,566,249 1,130,943
USD
09/09/26 12,526
Bank of New York Mellon AUD Sell 2,194,883 1,552,447
USD
09/09/26 12,035
Bank of New York Mellon JPY Buy 386,256,000 2,422,033
USD
09/09/26 11,475
Bank of New York Mellon CAD Buy 1,246,000 888,441
USD
09/09/26 1,295
Bank of New York Mellon HKD Buy 5,292,450 676,309
USD
09/09/26 (435)
Bank of New York Mellon EUR Buy 8,028,100 9,278,660
USD
09/09/26 (27,176)
Bank of New York Mellon JPY Sell 3,445,475,911 21,585,220
USD
09/09/26 (122,119)
$ 233,702
AUD — Australian Dollar
CAD — Canadian Dollar
EUR — Euro
HKD — Hong Kong Dollar
JPY — Japanese Yen

July 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Advent Convertible and Income Fund
| 23
Please refer to the detailed Schedule of Investments for a breakdown of investment type by industry category.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $192,036,617 are categorized as Level 2 within the disclosure hierarchy —
See Note 2 .
The Fund did not hold any Level 3 securities during the period ended July 31, 2026.
The following table summarizes the inputs used to value the Fund’s investments at July 31, 2026
(See Note 3 in the Notes to Schedule of Investments):
Investments in Securities
(Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 42,070,769 $ — $ — $ 42,070,769
Convertible Preferred Stocks 79,649,196 — — 79,649,196
Exchange-Traded Funds 27,880,677 — — 27,880,677
Money Market Funds 21,421,416 — — 21,421,416
Convertible Bonds — 419,490,855 — 419,490,855
Corporate Bonds — 330,143,569 — 330,143,569
Senior Floating Rate Interests — 9,778,639 — 9,778,639
Asset-Backed Securities — 8,966,619 — 8,966,619
Forward Foreign Currency
Exchange Contracts
(a)
— 383,432 — 383,432
Total Assets $ 171,022,058 $ 768,763,114 $ — $ 939,785,172
– – – –
Investments in Securities
(Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Forward Foreign Currency
Exchange Contracts
(a)
$ — $ 149,730 $ — $ 149,730
(a)
Reported as unrealized appreciation/(depreciation) at period end.

July 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
24 |
Advent Convertible and Income Fund
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under
Advent Capital Management (“Advent”), result in that company being considered an affiliated person, as defined in the Investment
Company Act of 1940 (“affiliated issuer”).
The Fund may invest in certain investment companies managed by Advent. Additional information about the affiliated fund, including the most recent annual report and prospectus, is available at https://www.adventetf.com/#literature.
Transactions during the period ended July 31, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
10/31/25 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
07/31/26
Shares
07/31/26
Investment
Income
Exchange-Traded
Funds
Advent Convertible
Bond ETF $ 26,552,097 $ — $ — $ — $ 1,328,580 $ 27,880,677 990,000 $ 365,475

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
Advent Convertible and Income Fund
| 25
July 31, 2026
Note 1 ‒ Organization and Significant Accounting Policies
Organization
Advent Convertible and Income Fund (the “Fund”) was organized as a Delaware statutory trust on February 19, 2003. The Fund is registered as a diversified, closed-
end management investment company under the Investment Company Act of
1940, as amended (the “1940 Act”).
The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income. The Fund pursues its investment objective by investing at least 80% of its managed assets in a diversified portfolio of convertible securities and non-convertible income producing securities.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.
Significant Accounting Policies
The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting
Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial
Services – Investment Companies.
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
(a) Valuation of Investments
The Board of Trustees of the Fund  (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Fund Valuation
Procedures”). The U.S. Securities and Exchange Commission (the “SEC”) adopted
Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith and became effective September 8, 2022. Rule
2a-5 also defines “readily available market quotations” for purposes of the 1940
Act and establishes requirements for determining whether a fund must fair value a security in good faith.
Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Advent Capital
Management, LLC (“Advent” or the “Adviser”) as the valuation designee to perform fair valuation determinations for the Fund with respect to all Fund investments

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
Advent Convertible and Income Fund
26 |
July 31, 2026
and/or other assets. As the Fund’s valuation designee pursuant to Rule 2a-5, the
Adviser has adopted separate procedures (the “Valuation Designee Procedures”
and collectively with the Fund Valuation Procedures, the “Valuation Procedures”)
reasonably designed to prevent violations of the requirements of Rule 2a-5 and
Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee (the “Valuation Committee”), in determining the fair value of the Fund’s securities and/or other assets.
Valuations of the Fund’s securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services.
If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.
Equity securities listed or traded on a recognized U.S. securities exchange or the
Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the
NASDAQ official closing price, which may not necessarily represent the last sale price.
Equity securities that are traded on an exchange or on the over-the-counter (“OTC”)
market and for which there are no transactions on a given day are valued at the mean of the closing bid and asked prices.
Open-end investment companies are valued at their net asset value (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds and closed-
end investment companies are generally valued at the last quoted sale price.
Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors
Note 1 ‒ Organization and Significant Accounting Policies (continued)

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
Advent Convertible and Income Fund
| 27
July 31, 2026
which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, American
Depositary Receipts (“ADRs”) trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Adviser is authorized to use prices and other information supplied by an independent third-party pricing service in valuing foreign securities.
Commercial paper and discount notes are valued based on prices provided by independent third-party pricing services or, if not available or if the Adviser considers that price to not represent fair value, by dealers using the mean of the closing bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing services or dealers may utilize proprietary valuation models which may, for example, consider market characteristics such as benchmark yield curves, option adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Commercial paper and discount notes with remaining maturities of 60 days or less at the time of valuation are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service. Commercial paper and discount notes which have a term-to-maturity greater than 60 days from the date of purchase are valued at their current market quotations until maturity or disposition. Convertible securities are valued in the same manner as debt securities.
Asset-backed securities (“ABS”) and other structured finance securities are generally valued using an independent third-party pricing service.
Typically, loans are valued using information provided by independent third-party pricing services that use broker quotes, among other inputs. If the independent third-party pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser.
Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.
Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.
Note 1 ‒ Organization and Significant Accounting Policies (continued)

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
Advent Convertible and Income Fund
28 |
July 31, 2026
Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value".
Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.
Note 2 ‒ Derivatives
As part of its investment strategy, the Fund utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under
Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.
Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.
The Fund utilized derivatives for the following purposes:
Hedge : an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.
Note 1 ‒ Organization and Significant Accounting Policies (continued)

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
Advent Convertible and Income Fund
| 29
July 31, 2026
The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.
In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/
or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund as collateral.
The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Fund monitors the counterparty credit risk associated with each such financial institution.
Reverse Repurchase Agreements
The Fund may enter into reverse repurchase agreements as part of its financial leverage strategy. Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time and price, which reflects an interest payment.
Such agreements have the economic effect of borrowings. The Fund may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the instruments transferred to another party or the instruments in which the proceeds may be invested would affect the market value of the Fund's assets. As a result, such transactions may increase fluctuations in the market value of the Fund's assets.
Note 3 ‒ Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:
Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.
Note 2 ‒ Derivatives (continued)

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
Advent Convertible and Income Fund
30 |
July 31, 2026
Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.
Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”
Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.
Independent third-party pricing services are used to value a majority of the Fund’s investments. When values are not available from an independent third-party pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S.
Treasury securities, and other information and analysis. A significant portion of the
Fund’s assets and liabilities are categorized as Level 2, as indicated in this report.
The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.
Note 4 ‒ Market Risks
The value of, or income generated by, the investments held by the Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect) individual companies, or issuers or particular industries, or from
Note 3 ‒ Fair Value Measurement (continued)

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
Advent Convertible and Income Fund
| 31
July 31, 2026
broader influences, including real or perceived changes in prevailing interest rates
(which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, extreme weather, natural/environmental or man-made disasters, or geological events, governmental actions, tariffs (which may be imposed by U.S. and foreign governments) and trade disruptions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts (such as the conflict in the Middle
East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers)
or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Fund in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Fund’s investments and performance of the Fund.
Note 4 ‒ Market Risks (continued)

OTHER INFORMATION (Unaudited)
32 |
July 31, 2026
Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification
System, Global Industry Classification Standards and Barclays Global Classification
Scheme.